Summary of Operating Segments (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [Line Items]
Revenue	$ 1,937,854	$ 1,617,194
Earnings before income taxes, gain on repurchase of unsecured senior notes, gain on acquisition, loss (gain) on investments and other assets, finance charges, foreign exchange, loss on asset decommissioning, gain on asset disposals and depreciation and amortization	265,779	(14,143)
Depreciation and amortization	297,557	279,035
Gain on asset disposals	24,469	29,926
Loss on asset decommissioning	9,592	0
Total assets	3,019,035	2,876,123
All Other Segments [Member]
Disclosure of operating segments [Line Items]
Revenue	1,937,854	1,617,194
Earnings before income taxes, gain on repurchase of unsecured senior notes, gain on acquisition, loss (gain) on investments and other assets, finance charges, foreign exchange, loss on asset decommissioning, gain on asset disposals and depreciation and amortization	611,118	311,605
Depreciation and amortization	297,557	279,035
Gain on asset disposals	24,469	29,926
Loss on asset decommissioning	9,592
Total assets	3,019,035	2,876,123
Capital expenditures	226,749	184,250
Contract Drilling Services [Member]
Disclosure of operating segments [Line Items]
Revenue	1,704,265	1,436,134
Earnings before income taxes, gain on repurchase of unsecured senior notes, gain on acquisition, loss (gain) on investments and other assets, finance charges, foreign exchange, loss on asset decommissioning, gain on asset disposals and depreciation and amortization	630,761	397,753
Depreciation and amortization	269,133	255,286
Gain on asset disposals	23,378	25,495
Loss on asset decommissioning	9,592
Total assets	2,565,495	2,574,867
Capital expenditures	213,660	177,844
Completion and Production Services [Member]
Disclosure of operating segments [Line Items]
Revenue	240,716	187,171
Earnings before income taxes, gain on repurchase of unsecured senior notes, gain on acquisition, loss (gain) on investments and other assets, finance charges, foreign exchange, loss on asset decommissioning, gain on asset disposals and depreciation and amortization	51,224	38,147
Depreciation and amortization	14,654	14,381
Gain on asset disposals	973	3,233
Total assets	271,724	179,226
Capital expenditures	9,984	5,325
Corporate and Other [Member]
Disclosure of operating segments [Line Items]
Earnings before income taxes, gain on repurchase of unsecured senior notes, gain on acquisition, loss (gain) on investments and other assets, finance charges, foreign exchange, loss on asset decommissioning, gain on asset disposals and depreciation and amortization	(70,867)	(124,295)
Depreciation and amortization	13,770	9,368
Gain on asset disposals	118	1,198
Total assets	181,816	122,030
Capital expenditures	3,105	1,081
Inter-Segment Eliminations [Member]
Disclosure of operating segments [Line Items]
Revenue	$ (7,127)	$ (6,111)